CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
CASH FLOW INFORMATION
Schedule of movement in net debt

Movement in net debt for the year ended 31 December 2022, 2021 and 2020 is as follows;

2022	Lease liabilities	Bank borrowings	Total

1 January	347,019	317,343	664,362

Increase in lease liabilities	212,948	—	212,948
Acquisition of subsidiary	623	—	623
Cash inflows	—	944,695	944,695
Cash outflows	(200,850)	(1,168,333)	(1,369,183)
Other non-cash movements(*)	77,906	23,289	101,195
Monetary gain/(loss)	(175,279)	(93,021)	(268,300)
31 December	262,367	23,973	286,340

Less: cash and cash equivalents			(5,266,008)

Net debt/(cash)			(4,979,668)

2021	Lease liabilities	Bank borrowings	Total

1 January	322,021	776,658	1,098,679

Increase in lease liabilities	302,109	—	302,109
Cash inflows	—	3,537,817	3,537,817
Cash outflows	(153,350)	(3,866,246)	(4,019,596)
Other non-cash movements(*)	39,917	16,599	56,516
Monetary gain/(loss)	(163,678)	(147,485)	(311,163)
31 December	347,019	317,343	664,362

Less: cash and cash equivalents			(6,264,371)

Net debt/(cash)			(5,600,009)

2020	Lease liabilities	Bank borrowings	Total

1 January	148,381	48,615	196,996

Increase in lease liabilities	229,531	—	229,531
Cash inflows	—	3,897,056	3,897,056
Cash outflows	(140,471)	(3,141,788)	(3,282,259)
Other non-cash movements(*)	48,202	35,252	83,454
Monetary gain/(loss)	36,378	(62,477)	(26,099)
31 December	322,021	776,658	1,098,679

Less: cash and cash equivalents			(1,324,792)

Net debt/(cash)			(226,113)
(*)	Other non-cash movements consist of interest accrual and disposals and bank borrowings.